Fixed Deposit (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fixed Deposit [Line Items]
Deposit term	3 years
Deposit term		3 years
Fixed deposit, description		Fixed deposits will expire in 2026.
Bank of Ningbo [Member]
Fixed Deposit [Line Items]
Annual interest rate	3.20%
Certificates of deposit maturity date	Sep. 21, 2026
China Zheshang Bank [Member]
Fixed Deposit [Line Items]
Annual interest rate	3.25%
Certificates of deposit maturity date	Feb. 17, 2026